As filed with the Securities and Exchange Commission on June 15, 2007

Securities Act registration no. 2-34223

Investment Company Act file no. 811-1829

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 81

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

COLUMBIA ACORN TRUST

227 West Monroe Street, Suite 3000

Chicago, Illinois  60606

Telephone number:  312/634-9200

Charles P. McQuaid	Peter T. Fariel	Cameron S. Avery
Columbia Acorn Trust	Columbia Management Group, LLC	Bell, Boyd & Lloyd LLP
227 West Monroe Street, Suite 3000	One Financial Center	70 West Madison Street, Suite 3100
Chicago, Illinois 60606	Boston, Massachusetts 02111	Chicago, Illinois 60602
(Agents for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on _________ pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on _________ pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on _________ pursuant to rule 485(a)(2).

Part A (the prospectuses) and Part B (the statement of additional information) of Post-Effective Amendment No. 80 to the Registration Statement for Columbia Acorn Trust are incorporated by reference in their entirety into this filing.

Columbia Acorn Trust

Supplement dated June 15, 2007
to the Prospectus dated May 1, 2007 of
ColumbiaSM Acorn SelectSM – Class A, B and C shares

A.  Effective immediately, the following changes are made to the Class A, B and C prospectus of Columbia Acorn Select (the "Fund"):

1.  PRINCIPAL INVESTMENT STRATEGIES:

The second sentence in the first paragraph under the above-noted heading is revised as follows to permit the Fund to increase the number of companies in which it may invest:

The Fund is a non-diversified fund that takes advantage of its adviser's research and stock picking capabilities to invest in a limited number of companies (generally between 30-60) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

The next to last paragraph under the above-noted heading is revised as follows to permit the Fund to invest up to 33% of its assets in non-U.S. companies:

Acorn Select invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets, valued at the time of investment, in companies based outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

2.  PRINCIPAL INVESTMENT RISKS:

The next to last paragraph under the above-noted heading is revised to add the following as a new last sentence:

The Fund may not operate as a non-diversified fund at all times.

B.  Effective June 25, 2007, the investment minimum for initial investment (by purchase, exchange or certain transfers) of Class A and C shares of the Fund will be $100,000. As previously disclosed, Class B shares are no longer offered to new investors. Group retirement plans that have previously been identified to the Fund as potential new investors will be subject to the $100,000 initial investment minimum effective July 27, 2007.

C.  In addition, effective June 25, 2007:

1. The footnote in the call-out box on page 6 is revised in its entirety as follows:

† For example only, since the minimum initial investment in the Fund is $100,000.

2. INVESTMENT MINIMUMS:

The first sentence in the first paragraph under the above-noted heading is revised in its entirety as follows:

The investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares is $100,000.

3. SALES CHARGES (COMMISSIONS):

The table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A Sales Charges

	Sales charge as % of:		% of offering price
Amount of purchase*	offering price	net amount invested	retained by financial advisor
Less than $50,000**	5.75	6.10	5.00
$50,000 to less than $100,000**	4.50	4.71	3.75
$100,000 to less than $250,000	3.50	3.63	2.75
$250,000 to less than $500,000	2.50	2.56	2.00
$500,000 or more	2.00	2.04	1.75

*  Mutual fund wrap programs and group retirement plans that invest $50,000 or more in Class A shares of the Fund will not be subject to a sales charge.

**  Initial purchases of less than $100,000 are no longer accepted. However, subsequent investments for accounts opened prior to June 25, 2007, that do not meet the Fund's current investment minimum will be accepted.

4. APPENDIX – Hypothetical Investment and Expense Information:

The last sentence in the first paragraph under the above-noted heading is revised in its entirety as follows:

As previously noted, the Fund's minimum investment for initial purchases or exchanges is $100,000.

INT-47/132275-0607

Columbia Acorn Trust

Supplement dated June 15, 2007
to the Prospectus dated May 1, 2007 of
ColumbiaSM Acorn SelectSM – Class Z shares

A.  Effective immediately, the following changes are made to the Class Z prospectus of Columbia Acorn Select (the "Fund"):

1.  PRINCIPAL INVESTMENT STRATEGIES:

The second sentence in the first paragraph under the above-noted heading is revised as follows to permit the Fund to increase the number of companies in which it may invest:

The Fund is a non-diversified fund that takes advantage of its adviser's research and stock picking capabilities to invest in a limited number of companies (generally between 30-60) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

The next to last paragraph under the above-noted heading is revised as follows to permit the Fund to invest up to 33% of its assets in non-U.S. companies:

Acorn Select invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets, valued at the time of investment, in companies based outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

2.  PRINCIPAL INVESTMENT RISKS:

The next to last paragraph under the above-noted heading is revised to add the following as a new last sentence:

The Fund may not operate as a non-diversified fund at all times.

B.  Effective June 25, 2007, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class Z shares of the Fund will be $100,000. However, certain Eligible Investors, described in the prospectus, who are subject to no minimum initial investment will not be subject to the $100,000 investment minimum. Group retirement plans that have previously been identified to the Fund as potential new investors will be subject to the $100,000 initial investment minimum effective July 27, 2007.

C.  In addition, effective June 25, 2007:

1. The footnote in the call-out box on page 6 is revised in its entirety as follows:

† For example only, since the minimum initial investment in the Fund is $100,000, subject to certain exceptions described in the section "Eligible Investors" on page 8.

2. ELIGIBLE INVESTORS – No minimum initial investment:

The third bullet point under the above-noted heading is deleted in its entirety so that all group retirement plans will be subject to the $100,000 initial minimum investment.

3. ELIGIBLE INVESTORS – $50,000 minimum initial investment:

The above-noted subheading is revised in its entirety as follows:

$100,000 minimum initial investment

The second bullet point under the above-noted heading is revised as follows so that it is applicable to all group retirement plans:

•  Any group retirement plan for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than compensation for shareholder servicing or sub-accounting performed in place of the transfer agent.

The sixth bullet point under the above-noted heading is revised as follows to reflect the $100,000 minimum investment:

•  Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $100,000 minimum investment requirement);

4. APPENDIX – Hypothetical Investment and Expense Information:

The last sentence in the first paragraph under the above-noted heading is revised in its entirety as follows:

As previously noted, the Fund's minimum investment for initial purchases or exchanges is $100,000.

INT-47/132276-0607

COLUMBIA ACORN TRUST

ColumbiaSM Acorn SelectSM ("the Fund")

Supplement dated June 15, 2007 to the
Statement of Additional Information
dated May 1, 2007

Effective immediately, the following changes are made to the Fund's Statement of Additional Information:

1.   INVESTMENT POLICIES - NON-FUNDAMENTAL INVESTMENT POLICIES:

Non-fundamental investment restriction (e) is revised as follows to permit the Fund to invest up to 33% of its assets in non-U.S. companies:

Invest more than 33% of its total (valued at time of investment) in securities of foreign issuers [this restriction applies only to Columbia Acorn Select];

2.   ADDITIONAL INFORMATION CONCERNING INVESTMENT PRACTICES – Diversification:

The paragraph under the above-noted heading is revised to add the following as a new last sentence:

Columbia Acorn Select may not operate as a non-diversified fund at all times.

INT-50/132475-0607

PART C  OTHER INFORMATION

Item 23	Exhibits:

Note:

As used herein, the term “Post-effective Amendment” refers to a post-effective amendment to the registration statement of Registrant or its predecessor, The Acorn Fund, Inc., under the Securities Act of 1933 on form S-5, N-1 or N-1A, no. 2-34223.

a.1	Agreement and Declaration of Trust. (1)

a.2	Amendment No. 1 to Agreement and Declaration of Trust. (3)

a.3	Amendment No. 2 to Agreement and Declaration of Trust. (4)

b.	Bylaws, as amended effective September 28, 2004. (4)

d.1

Organizational Expenses Agreement between Acorn Investment Trust [now named Columbia Acorn Trust] and Wanger Asset Management, L.P. [now named Columbia Wanger Asset Management, L.P.], dated September 3, 1996. (2)

d.2

Amended and Restated Administration Agreement between Columbia Acorn Trust (on behalf of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn Select, Columbia Acorn International Select and Columbia Thermostat Fund) and Columbia Wanger Asset Management, L.P., dated August 1, 2004. (5)

d.3	Expense Reimbursement Agreement dated September 25, 2002. (3)

d.4	Amended and Restated Investment Advisory Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, L.P. dated September 27, 2005. (6)

d.5	Amended and Restated Investment Advisory Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, L.P. dated August 1, 2006. (7)

e.1	Distribution Agreement between Columbia Acorn Trust and Columbia Management Distributors, Inc. dated August 22, 2005. (6)

e.2	Amendment No. 1 to Distribution Agreement between Columbia Acorn Trust and Columbia Management Distributors, Inc. approved July 18, 2006. (7)

f.	None.

g.	Amended and Restated Master Custodian Agreement between Columbia Acorn Trust and State Street Bank and Trust Company dated September 19, 2005. (6)

h.1	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Columbia Acorn Trust, Columbia Management Services, Inc. and Columbia Management Advisors, LLC, dated October 1, 2006.

h.2

Letter Agreement between Columbia Acorn Trust and Columbia Management Group, LLC, on behalf of Columbia Management Distributor, Inc., Columbia Management Services, Inc., Columbia Wanger Asset Management, L.P. and Columbia Management Advisors, LLC, dated July 31, 2006. (7)

h.3	Fee waiver agreement between Columbia Acorn Trust, on behalf its series Columbia Thermostat Fund, and Columbia Wanger Asset Management dated May 1, 2007. (7)

h.4

Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005. (6)

h.5

Amendment No. 1 to Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Management Distributors, Inc. [formerly Columbia Funds Distributor, Inc.] dated March 30, 2007. (7)

h.6

Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005. (6)

h.7

Amendment No. 1 to Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Management Distributors, Inc. [formerly Columbia Funds Distributor, Inc.] dated March 30, 2007. (7)

i.	Consent of Bell, Boyd & Lloyd LLP.

j.	Consent of independent registered public accounting firm PricewaterhouseCoopers LLP.

k.	None.

l.	None.

m.1	Amended and Restated Rule 12b-1 Distribution Plan dated August 1, 2006. (7)

m.2	Amended and Restated Rule 12b-1 Plan Implementing Agreement dated September 25, 2002. (3)

n.	Amended and Restated Plan Pursuant to Rule 18f-3(d) effective August 1, 2006. (7)

p.1	Code of Ethics of Columbia Wanger Asset Management, L.P., Columbia Acorn Trust and Wanger Advisors Trust, as amended January 2, 2007. (7)

p.2	Code of Ethics for Non-Management Trustees, as amended September 26, 2006. (7)

p.3	Code of Ethics of Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.], the principal underwriter of the Funds, effective January 1, 2006. (6)

(1)                                  Previously filed. Incorporated by reference to post-effective amendment No. 53 to the Registrant’s registration statement on form N-1A, Securities Act registration number 2-34223 (the “Registration Statement”), filed on April 30, 1996.

(2)                                  Previously filed.  Incorporated by reference to Registrant’s post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(3)                                  Previously filed.  Incorporated by reference to Registrant’s post-effective amendment No. 75 to the Registration Statement filed on April 30, 2003.

(4)                                  Previously filed.  Incorporated by reference to Registrant’s post-effective amendment No. 77 to the Registration Statement filed on March 1, 2005.

(5)                                  Previously filed.  Incorporated by reference to Registrant’s post-effective amendment No. 78 to the Registration Statement filed on May 1, 2005.

(6)                                  Previously filed. Incorporated by reference to Registrant’s post-effective amendment No. 79 to the Registration Statement filed on April 28, 2006.

(7)                                  Previously filed. Incorporated by reference to Registrant’s post-effective amendment No. 80 to the Registration Statement filed on April 30, 2007.

Item 24.                 Persons Controlled By or Under Common Control with Registrant

The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item.  The information in the prospectuses under the caption “Managing the Fund – Investment Adviser” and in the statement of additional information under the caption “Management of the Trust – Investment Adviser” is incorporated by reference.

Item 25.                 Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trust has entered into Indemnification Agreements with each of the independent trustees which provide that the Trust shall indemnify and advance expenses to the independent trustees as provided in the Indemnification Agreements and otherwise to the fullest extent permitted by allocable law.  The Trust will indemnify the independent trustees for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the independent trustees in connection with a proceeding to which he or she is a party to by reason of his or her position as an independent trustee.  The Trust will not indemnify the independent trustees for monetary settlements or judgments relating to insider trading, disgorgements of profits pursuant to Section 16(b) of the Securities Exchange Act of 1934, or any liability to the Trust or its shareholders with respect to a final adjudication that an action or omission by an independent trustee was committed in bad faith, involved deliberate dishonesty or that the trustee engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers.  The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 26.                 Business and Other Connections of Investment Adviser

The information in the prospectuses under the caption “Managing the Fund – Investment Adviser” is incorporated by reference.  Neither Columbia Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.                 Principal Underwriters

(a)           Columbia Management Distributors, Inc. (“CMD”), a subsidiary of Columbia Management Advisors, LLC, is the Registrant’s principal underwriter.  CMD also acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust I and Wanger Advisors Trust.

(b)           The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal	Positions and Offices with	Positions and Offices
Business Address*	Principal Underwriter	with Registrant

Ahmed, Yaqub	Vice President	None

Aldi, Andrew	Vice President	None

Anderson, Judith M.	Vice President	None

Ash, James R.	Vice President	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Senior Vice President	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Managing Director and Director	None

Bozek, James	Senior Vice President	None

Brantley, Thomas M.	Senior Vice President - Tax	None

Brown, Beth Ann	Senior Vice President	None

Claiborne, Douglas	Senior Vice President	None

Climer, Quentin	Vice President	None

Conley, Brook	Vice President	None

Davis, W. Keith	Senior Vice President - Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	Vice President	Assistant Secretary

Devaney, James	Senior Vice President	None

Name and Principal	Positions and Offices with	Positions and Offices
Business Address*	Principal Underwriter	with Registrant

Devlin, Audrey	Assistant Vice President	None

Difiore, James R.	Assistant Treasurer	None

Dolan, Kevin	Vice President	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	Vice President	None

Emerson, Kim	Senior Vice President	None

Feldman, David	Managing Director	None

Feloney, Joseph	Senior Vice President	None

Ferullo, Jeanne	Vice President	None

Fisher, James F.	Vice President	None

Fischer, Michael	Assistant Secretary	None

Ford, David C.	Vice President	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	Vice President	None

Goldberg, Matthew	Senior Vice President	None

Gubala, Jeffrey	Vice President	None

Guenard, Brian	Vice President	None

Hall, Jennifer	Assistant Vice President	None

Hohmann, David	Assistant Secretary	None

Jones, Michael A.	Director, President and Chief Executive Officer	None

Kamin, Eric	Assistant Vice President	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	Vice President	None

Martin, William W.	Operational Risk Officer	None

McKinley, Katherine S.	Assistant Secretary	None

Name and Principal	Positions and Offices with	Positions and Offices
Business Address*	Principal Underwriter	with Registrant

Miller, Anthony	Vice President	None

Miller, Gregory M.	Vice President	None

Moberly, Ann R.	Senior Vice President	None

Moon, Leslie	Assistant Vice President	None

Mroz, Gregory S.	Senior Vice President – Tax	None

Nigrosh, Diane J.	Vice President	None

Owen, Stephanie	Vice President	None

Piken, Keith A.	Senior Vice President	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	Vice President	None

Rawdon, Gary	Assistant Vice President	None

Reed, Christopher	Senior Vice President	None

Roberts, Amy S.	Director	None

Ross, Gary	Senior Vice President	None

Schortmann, Matthew	Assistant Vice President	None

Scully-Power, Adam	Vice President	None

Seller, Gregory	Vice President	None

Shea, Terence	Vice President	None

Sideropoulos, Lou	Senior Vice President	None

Smith, Connie B.	Assistant Secretary	None

Studer, Eric	Senior Vice President	None

Waldron, Thomas	Vice President	None

Walsh, Brian	Vice President	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Chief Financial Officer, Treasurer	None

Name and Principal	Positions and Offices with	Positions and Offices
Business Address*	Principal Underwriter	with Registrant

Wess, Valerie	Senior Vice President	None

Wheeler, Eben	Assistant Vice President	None

Wilson, Christopher L.	Senior Vice President	None

Winn, Keith	Senior Vice President	None

Yates, Susan	Vice President	None

* The principal business address for each officer of Columbia Management Distributors, Inc. is One Financial Center, Boston, MA 02111.

Item 28.                 Location of Accounts and Records

Bruce H. Lauer, Vice President, Secretary and Treasurer

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained at the main office of Registrant’s transfer agent, Columbia Funds Services, Inc., located at One Financial Center, Boston, Massachusetts 02111 or custodian, State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900.

Item 29.                 Management Services

Not applicable.

Item 30.                 Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on June 15, 2007.

COLUMBIA ACORN TRUST

By	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Margaret M. Eisen	Trustee	)
Margaret M. Eisen		)
)
/s/ Jerome Kahn, Jr.	Trustee	)
Jerome Kahn, Jr.		)
)
/s/ Steven N. Kaplan	Trustee	)
Steven N. Kaplan		)
)
/s/ David C. Kleinman	Trustee	)
David C. Kleinman		)
)
/s/ Allan B. Muchin	Trustee	)	June 15, 2007
Allan B. Muchin		)
)
/s/ Robert E. Nason	Trustee and chairman	)
Robert E. Nason		)
)
/s/ James A. Star	Trustee	)
James A. Star		)
)
/s/ Ralph Wanger	Trustee	)
Ralph Wanger		)
)
/s/ Patricia H. Werhane	Trustee	)
Patricia H. Werhane		)
)
/s/ John A. Wing	Trustee	)
John A. Wing		)
)
/s/ Charles P. McQuaid	Trustee and President (principal executive	)
Charles P. McQuaid	officer))
)
)
/s/ Bruce H. Lauer	Treasurer (principal financial and	)
Bruce H. Lauer	accounting officer))
)

Index of Exhibits Filed with this Amendment

Exhibit
Number	Exhibit

h.1	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Columbia Acorn Trust, Columbia Management Services, Inc. and Columbia Management Advisors, LLC, dated October 1, 2006.

i.	Consent of Bell, Boyd & Lloyd LLP.

j.	Consent of independent registered public accounting firm PricewaterhouseCoopers LLP.